Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability [Line Items]
Balance beginning	$ 3,488	$ 2,380	$ 2,380
Change in fair value	606	450	1,108	1,259
Extinguishment of embedded derivative upon conversion of convertible note	(4,094)
Balance ending		2,830	3,488	2,380
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability [Line Items]
Balance beginning		2,004	2,004	3,348
Change in fair value		863	3,812	587
Extinguishment of embedded derivative upon conversion of convertible note
Balance ending		$ 2,867		$ 2,004